Basis of preparation	6 Months Ended
Dec. 31, 2020
Basis of preparation
Basis of preparation

2          Basis of preparation

The interim consolidated financial statements of Manchester United plc have been prepared on a going concern basis and in accordance with International Accounting Standard 34 “Interim Financial Reporting”. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended 30 June 2020, as filed with the Securities and Exchange Commission on 23 October 2020, contained within the Company’s Annual Report on Form 20-F, which were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The report of the auditors on those financial statements was unqualified and did not contain an emphasis of matter paragraph. The results of operations for the interim periods should not be considered indicative of results to be expected for the full fiscal year.

COVID-19 pandemic

Operationally, the impact of the pandemic and measures to prevent further spread continues to disrupt our businesses. The Old Trafford Stadium, Museum and Stadium Tour operations remain closed to visitors. The Old Trafford based Megastore was also partially closed during the period and remains closed as of the date of this report.

The deferred completion of the 2019/20 season resulted in ten home and away matches across all 2019/20 competitions being played during the first quarter of the fiscal year 2021. All matches were played behind closed doors.

As a direct result, the 2020/21 Premier League season start was delayed until mid-September 2020 with eight home and seven away Premier League matches being played in the first half of fiscal 2021 compared to ten home and ten away Premier League matches being played in the first half of fiscal 2020. All matches continue to be played behind closed doors.

Furthermore, the first team’s pre-season tour was cancelled this summer due to travel restrictions.

The impact of playing matches behind closed doors and the cancellation of the pre-season tour has had a significant impact on our Matchday and Commercial fiscal 2021 revenues. This has been partially offset by increased Broadcasting revenues compared to the prior year, reflecting the impact of the first teams participation in the UEFA Champions League in the current year as well as the impact of playing the latter stages of the 2019/20 domestic and European competitions at the start of fiscal 2021.

The significant revenue impact of COVID-19 has been partially offset by reduced other operating expenses, principally in respect of matches played behind closed doors, cancellation of the 2020/21 pre-season tour, reduced travel and reduced costs related to the fall in activity at the Old Trafford Megastore.

Looking forward, the COVID-19 pandemic will continue to impact results. Subsequent to the end of the period, matches continue to be played behind closed doors and additional lockdown measures were mandated in the UK which has resulted in the closure of the Megastore.

Despite the ongoing uncertainty, the Group remains well placed with a strong balance sheet, including cash resources as at 31 December 2020 of £80.6 million. All funds are held as cash and cash equivalents and therefore available on demand. As at 31 December 2020, the Group also has access to undrawn revolving facilities of £140 million.

The Group’s debt facilities include the $425 million senior secured notes and the $225 million secured term loan facility, the majority of which attract fixed interest rates. As at 31 December 2020 the Group also has £60 million outstanding loans under our revolving facilities. The Group’s revolving facilities, secured notes and term loan mature in 2025, 2027 and 2029 respectively. As at 31 December 2020, the Company was in compliance with all debt covenants.

The evolving and uncertain nature of the situation makes it challenging for Management to estimate the future performance of our businesses, particularly over the near to medium term and the impact on our financial and operating results cannot be forecast with certainty at this time.

In light of these inherent uncertainties, Management has considered the potential impact of COVID-19 on the business (and its ability to continue as a going concern) under various scenarios, including:

• The impact of playing Premier League, domestic cup and European 2020/21 competitions behind closed doors in their entirety;
• The impact of a phased return of fans to the stadium for 2021/22 competitions;
• Prudent performance assumptions around UEFA and domestic cup competitions;
• Potential credit risk associated with accounts receivable and contract asset balances;
• A delay in the timing of cash inflows generated from broadcasting and commercial revenues; and
• A combination of the above factors.

Management has also considered various levers which the Group has at its disposal, in the event that there is further disruption to 2020/21 football competitions. Levers include reductions in uncommitted capital expenditures, operating cost items such as marketing, travel and entertaining, consultancy, training and development and employee costs.

As a result of this detailed assessment, including the various scenarios and levers available to Management, and with reference to the Group’s balance sheet, existing committed facilities, but also acknowledging the inherent uncertainty of the current economic outlook, Management has concluded that the Group is able to meet its obligations when they fall due for a period of at least 12 months after the date of this report.  For this reason the Group continue to adopt the going concern basis for preparing the unaudited interim consolidated financial statements.